Presentation of the Financial Statements - Summary of lease liabilities recognised in the balance sheet on initial application of IFRS 16 (Detail) - GBP (£) £ in Millions	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of lease liabilities recognised in the balance sheet on initial application of IFRS 16 Abstract [Abstract]
Operating lease commitments at 31 December 2018	£ 1,303	£ 1,138
Effect of discounting at the Group's incremental borrowing rate at 1 January 2019	(126)
Reasonably certain extension options	254
Termination options not reasonably certain to be exercised	46
Short-term leases	(2)
Other adjustments	(7)
Lease liabilities recognised at 1 January 2019	£ 1,303	£ 1,138